Plan Description and Benefits	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Description and Benefits

NOTE A - PLAN DESCRIPTION AND BENEFITS

General

The following description of the Rent-A-Center East, Inc. Retirement Savings Plan for Puerto Rico Employees (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

The Plan was originally effective January 1, 2010, has been amended and restated throughout the years, and was most recently amended effective January 1, 2026 to update the Plan policies for Company match and participant investment in Company securities as described below. The Plan is a defined contribution plan covering all Puerto Rico employees of Rent-A-Center East, Inc. (the “Company” or “Plan Sponsor”) who have completed three months of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended.

The Company serves as the Plan Sponsor and is responsible for all administrative duties described in the Plan document. Additionally, the Plan is governed by the Plan Administrative Committee of the Company, which monitors and determines the Plan’s structure, participant demographics, investment offerings and performance, and other administrative issues. Prior to January 1, 2026, INTRUST Bank, N.A. (“INTRUST”), was the custodian, NestEgg Consulting Inc. (“NestEgg”), an affiliate of INTRUST, was the recordkeeper and Banco Popular De Puerto Rico was the trustee of the Plan. Beginning January 1, 2026, Fidelity Workplace Services LLC (“FWS”) became the recordkeeper and Fidelity Management Trust Company (“Fidelity”) became the trustee of the Plan.

Contributions

The Plan permits participants to defer, on a pre-tax basis, up to 50% of their annual compensation, as defined under the Plan. These deferrals are not to exceed $23,500 of their annual compensation (plus a $7,500 catch-up deferral for employees over 50 years of age) for 2025. Participants may also contribute amounts representing rollovers from other qualified defined benefit or defined contribution plans. The Company made matching contributions equal to $0.50 for each $1.00 on the first 6% of eligible employee compensation in 2025. The Company, at its sole discretion, may make a profit sharing contribution at the end of each Plan year. The Company did not make a profit sharing contribution for the Plan year ended December 31, 2025. Beginning January 1, 2026, the Company will make matching contributions equal to $1.00 for each $1.00 on the first 3% of eligible employee compensation and $0.50 for each $1.00 of the next 2% of eligible employee compensation.

Participant Accounts

Each participant’s account is credited with the participant’s contributions, Company’s matching contributions and Plan earnings or losses and charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Eligibility and Vesting

Company employees are eligible to participate in the Plan after 90 days of employment. Participants immediately vest in their salary deferral contributions to the Plan plus allocated earnings thereon. Participants are vested in Company matching and profit sharing contributions and allocated earnings after two or more years of vesting service as defined by the Plan. Additionally, a participant becomes 100% vested if employment is terminated due to death or full and permanent disability. Beginning January 1, 2026, Participants will immediately vest in Company matching and profit sharing contributions and allocated earnings made in 2026.

Forfeitures

Upon termination of employment, a participant’s unvested account balance forfeits to the Plan. These forfeitures, and forfeitures related to corrections of matching contributions resulting from discrimination testing corrections are to be used to pay restoration contributions, replace abandoned accounts, or offset employer contributions as defined in the Plan document. The balance of forfeited nonvested accounts to be used in future periods totaled approximately $1,800 and $2,500 as of December 31, 2025 and 2024, respectively.

Benefits

Upon retirement, death, disability, or separation from service, a participant (or the participant’s beneficiary, if applicable) will receive a lump sum amount equal to the value of the participant’s vested interest in the participant’s account, or to the extent a participant’s or beneficiary’s account is invested in at least five whole shares of Upbound Group, Inc. common stock, the participant or beneficiary may elect to receive a distribution in whole shares of such stock, rather than in cash. The Plan allows participants to make hardship withdrawals, subject to certain limitations, as defined in the Plan document, and further modified for provisions included in the Bipartisan Budget Act of 2018. As of December 31, 2025 and 2024, the Plan had no unpaid benefits payable for withdrawals that had been elected but not yet paid.

Investments in Company Securities

Plan participants may elect to invest contributions in Upbound Group, Inc. common stock but are limited to 10% of their elected deferrals. In addition, a participant’s total invested balance in Upbound Group, Inc. common stock may not exceed 50% of the total value of their account balance. Beginning January 1, 2026, Plan participants may no longer make future investment contributions in Upbound Group, Inc. common stock.

Notes Receivable from Participants

Participants may be granted loans from their fund accounts secured by their account balances. The limitation on the amount that can be borrowed at any time is the lesser of $50,000 or 50% of the participant’s vested account balance; the minimum loan amount is $500. The repayment period of the loan cannot exceed five years, except for loans relating to the purchase of a primary residence for which the repayment period is fifteen years. The notes are secured by the balance in the participant’s account and bear interest at the prime rate fixed as of the borrowing date. Principal and interest is paid ratably through payroll deductions. Interest rates on such loans range from 3.25% to 8.5% at December 31, 2025. Participant loans have various maturity dates ranging from 2026 to 2030.

Excess Contributions Payable

Amounts payable to participants for contributions in excess of amounts allowed by the Departamento de Hacienda are recorded as a liability with a corresponding reduction to contributions. The plan distributed the 2025 and 2024 excess contribution to the applicable participants prior to March 15 of the related subsequent year.

Termination of the Plan

While the Company has not expressed any intent to discontinue the Plan, it may, by action of its Board of Directors, terminate the Plan. In the event the Plan is terminated, the participants become 100% vested in their accounts.

Administrative Expenses

In accordance with the applicable agreement, expenses for services relating to funds management and administrative expenses to the recordkeeper for distribution, valuation and mailing services related to Plan administration are paid by the Plan primarily using forfeitures. Forfeitures of approximately $2,100 were used to pay plan administrative expenses during the year ended December 31, 2025.